CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (784,238)	$ (690,438)	$ (370,866)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	(1,379)	(437)	239
Comprehensive loss	$ (785,617)	$ (690,875)	$ (370,627)